Property, plant and equipment (Regulated and Non-regulated Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net
Total cost	$ 30,576	$ 26,868
Less: Accumulated depreciation	(9,574)	(8,739)
Total cost less: Accumulated depreciation	21,002	18,129
Construction work in progress	1,994	2,224
Property, Plant and Equipment, Net	22,996	20,353
Generation
Property, Plant and Equipment, Net
Total cost	$ 13,083	11,173
Generation | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Generation | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	131 years
Transmission
Property, Plant and Equipment, Net
Total cost	$ 2,731	2,532
Transmission | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Transmission | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Distribution
Property, Plant and Equipment, Net
Total cost	$ 6,978	6,305
Distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	65 years
Gas transmission and distribution
Property, Plant and Equipment, Net
Total cost	$ 5,061	4,385
Gas transmission and distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	13 years
Gas transmission and distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	83 years
General plant and other
Property, Plant and Equipment, Net
Total cost	$ 2,723	$ 2,473
General plant and other | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
General plant and other | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	71 years